Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data
The following tables summarize quarterly financial data for the years ended December 31, 2015 and 2014 (in thousands, except per unit amounts) retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.

	2015 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues – related party	$41,886	$60,245	$62,037	$79,456
Operating income	95	20,495	17,064	39,799
Net income (loss)	(269)	19,161	15,625	36,795
Net income attributable to partners	22,121	33,662	31,428	44,667
Limited partners’ interest in net income	21,269	32,305	29,816	42,419
Net income per limited partner unit –
basic and diluted:
Common units	0.37	0.54	0.51	0.69
Subordinated units	0.36	0.54	0.49	0.66

	2014 Quarter Ended
	March 31	June 30	September 30	December 31
Operating revenues – related party	$29,489	$31,843	$33,666	$34,182
Operating loss	(8,561)	(7,051)	(7,747)	(10,086)
Net loss	(8,280)	(6,929)	(7,934)	(10,218)
Net income attributable to partners	10,482	12,200	17,543	19,056
Limited partners’ interest in net income	10,272	11,956	17,192	18,482
Net income per limited partner unit –
basic and diluted:
Common units	0.18	0.21	0.30	0.32
Subordinated units	0.18	0.21	0.30	0.32
The following table presents our previously reported quarterly financial data (as presented in Exhibit 99.3 to our Current Report on Form 8-K filed with the SEC on August 4, 2016) retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business (in thousands):

	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Quarter ended March 31, 2015:
Operating income (loss)	$4,439	$(4,344)	$95
Net income (loss)	4,075	(4,344)	(269)

Quarter ended June 30, 2015:
Operating income (loss)	24,838	(4,343)	20,495
Net income (loss)	23,504	(4,343)	19,161

Quarter ended September 30, 2015:
Operating income (loss)	21,703	(4,639)	17,064
Net income (loss)	20,264	(4,639)	15,625

Quarter ended December 31, 2015:
Operating income (loss)	43,882	(4,083)	39,799
Net income (loss)	40,878	(4,083)	36,795

Quarter ended March 31, 2014:
Operating loss	(4,731)	(3,830)	(8,561)
Net loss	(4,450)	(3,830)	(8,280)

Quarter ended June 30, 2014:
Operating loss	(3,010)	(4,041)	(7,051)
Net loss	(2,888)	(4,041)	(6,929)

Quarter ended September 30, 2014:
Operating loss	(3,683)	(4,064)	(7,747)
Net loss	(3,870)	(4,064)	(7,934)

Quarter ended December 31, 2014:
Operating loss	(5,908)	(4,178)	(10,086)
Net loss	(6,040)	(4,178)	(10,218)